Revenues (Details) - Schedule of composition of contract liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of composition of contract liabilities [Abstract]
Current contract liabilities		$ 849	$ 502
Non-current contract liabilities	[1]	1,800	1,800
Contract liabilities		$ 2,649	$ 2,302	$ 349

[1]	On June 3, 2019, the Company entered into a Licensing and Sale Agreement with Shanghai Golden Grand-Medical Instruments Ltd. (hereinafter “Golden Grand”) for the know-how licensing and sale of goods relating to MUSE system in China, Hong Kong, Taiwan and Macao. Under the agreement, the Company committed to provide a license, training services and goods to Golden Grand in consideration for USD 3 million to be paid to the Company in four milestones-based installments. The final milestone and the final installment shall be completed and paid upon the completion of a MUSE assembly line in China. The payment of a substantial amount of the consideration is contingent on achievement of certain milestones such as establishing a MUSE™ assembly line in China. In the event that Company is not able to meet such milestones, due to various factors including natural disasters, public health crises, political crises and trade wars which are not under Company control, Company entitlement to the aggregate consideration under the agreement may be impaired.